Capital and Reserves - Summary of Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital commitments [abstract]
Number of options, Beginning Balance	24,606,732	19,847,431
Number of options, Granted	6,610,500	5,635,000
Number of options, Expired	(4,235,000)	(18,500)
Number of options, Exercised	(1,185,666)	(800,499)
Number of options, Forfeited	(10,700)	(32,500)
Number of options, Cancelled	(33,600)	(24,200)
Number of options, Ending Balance	25,752,266	24,606,732
Weighted average exercise price, Beginning Balance	$ 1.03	$ 1.08
Weighted average exercise price, Granted	0.99	0.76
Weighted average exercise price, Expired	1.54	0.50
Weighted average exercise price, Exercised	0.54	0.51
Weighted average exercise price, Forfeited	0.82	1.44
Weighted average exercise price, Cancelled	1.10	1.51
Weighted average exercise price, Ending Balance	$ 0.96	$ 1.03